Net Defined Benefit Liabilities - Summary of Changes in the Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ (238,068)	₩ (249,125)	₩ (248,047)
Interest expense	3,139	5,047	6,494
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	2,494,930	2,556,712
Current service cost	238,068	249,125
Interest expense	59,041	44,905
Benefit paid	(316,047)	(310,766)
Changes due to settlements of plan & Past Service Cost	(701)	(681)
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions	(13,048)	(8,375)
Actuarial gains and losses arising from changes in financial assumptions	(323,501)	(61,002)
Actuarial gains and losses arising from experience adjustments	80,845	(5,271)
Changes in scope of consolidation, etc.	(932)	30,283
Ending balance	₩ 2,218,655	₩ 2,494,930	₩ 2,556,712